Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended		4 Months Ended	6 Months Ended
	Nov. 30, 2020	Jan. 23, 2021	Nov. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)					$ 11.50
Offering costs	$ 19,700,000
Deferred underwriting fees	$ 12,100,000
Business combination agreement description					The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of interest to pay franchise and income taxes (less up to $100,000 to pay dissolution expenses), none of the funds held in the Trust Account will be released until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any shares of Class A common stock included in the Units (the “Public Shares”) sold in the Initial Public Offering that have been properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to affect the substance or timing of its obligation to redeem 100% of such Public Shares if it has not consummated an Initial Business Combination within 24 months from the closing of the Initial Public Offering, or November 30, 2022 (or 27 months from the closing of the Initial Public Offering, or February 28, 2023, if the Company has executed a letter of intent, agreement in principle or definitive agreement for an Initial Business Combination within 24 months from the closing of the Initial Public Offering) (the “Combination Period”); or (iii) the redemption of 100% of the Public Shares if the Company is unable to complete an Initial Business Combination within the Combination Period.
Founders stock agreement description					In connection with the entry into the Business Combination Agreement, but effective as of the Closing of the Transactions, the Company and the initial stockholders entered into a Founders Stock Agreement (the “Founders Stock Agreement”), pursuant to which, among other things, subject to and effective immediately prior to the Closing of the Transactions, the Sponsor agreed to surrender up to 25% of the Class B common stock held by the Sponsor (at a 1:4 ratio to the percentage, if any, of redemptions by holders of Class A common stock); provided that no such surrender shall occur unless more than 5% of the outstanding shares of Class A common stock are actually redeemed by the Company.
Opening bank account					$ 140,000
Working capital deficit				$ 1,600,000	6,000,000.0
Offering costs in exchange				25,000	25,000
Loan participation				$ 235,000	$ 235,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of units (in Shares)	34,500,000
Number of shares issued (in Shares)	34,500,000		34,500,000
Share price per share (in Dollars per share)	$ 10.00		$ 10.00	$ 0.20
Business combination with proceeds	$ 345,000,000.0
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	4,500,000		4,500,000
Share price per share (in Dollars per share)	$ 10.00		$ 10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrant issued	9,900,000		9,900,000
Warrants issued price per share	$ 1.00		$ 1.00
Proceeds received from private placement			$ 9,900,000
Class A common stock
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		25,000,000
Share price per share (in Dollars per share)		$ 10.00
Business combination with proceeds		$ 250,000,000.0
Working capital deficit		$ 50,000,000